RIGHT-OF-USE ASSETS - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 349.7
Depreciation	128.1	$ 124.0	$ 98.8
Balance at end of year	343.4	349.7
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	770.7	647.7
Additions financed with lease obligations	122.6	158.8
Retirement and other	(82.3)	(35.8)
Balance at end of year	811.0	770.7	647.7
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(421.0)	(334.7)
Depreciation	128.1	124.0
Retirement and other	(81.5)	(37.7)
Balance at end of year	$ (467.6)	$ (421.0)	$ (334.7)